SHARE CAPITAL (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options granted during the year	1,390,225	1,168,103
Weighted average grant date fair value of stock options granted during the year (CDN$)	1.92	2.56
Risk-free interest rate	1.35%	1.97%
Dividend yield	0.00%	0.00%
Expected life of the options	4 years 3 months	4 years 2 months 12 days
Expected volatility of the underlying stock	68.29%	67.93%